Note 1 Organization and Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2014
Notes
Note 1 Organization and Summary of Significant Accounting Policies

NOTE 1 ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) Organization

Medican Enterprises, Inc., a Nevada corporation (collectively, with its subsidiaries, the “Company”) is a pharmaceutical business currently focused on developing, distributing and marketing medical marijuana in Canada.  Leveraging recently enacted Canadian federal law establishing a national regulatory system for the production and distribution of medical marijuana in Canada, the Company is presently seeking to establish collaborations with experienced agriculture and pharmaceutical distribution companies in Canada to facilitate this business.  As of the date of this report, the Company has not commenced the actual the production and sale of medical marijuana but is seeking to lay the foundation to commence this business.

Medican Enterprises, Inc. (“the Company”) was incorporated in Nevada in October, 1988, under the name Extant Investments, Inc. In 1991, the Company merged with and changed its name to Sentinel Scientific, Inc. From 1991 to 1993, the Company was involved with research and development of biomedical technologies, but ceased active operations due to lack of operating capital. In August, 1993, the Company merged with A.F.C. Entertainment, Inc. (“A.F.C.”), a Barbados corporation, which was involved with the foreign film industry. In December, 1993, the Company purchased all of the shares of Film Optical Investments Limited, a corporation organized in the Province of Ontario, Canada (“Film Opticals”) in exchange for 120,000 of its common shares. With the acquisition of Film Opticals, the Company had been engaged in the business of providing a full range of motion picture printing services and creative titles, credits and optical effects for features, commercials, theatrical and television programs. The foreign film library, acquired with the merger of A.F.C., remained intact, but funding constraints curtailed the Company’s ability to develop and market this business. Because of these constraints, the board of directors elected on December 8, 2004, to sell Film Opticals. The Company subsequently changed its focus and entered into pharmaceutical business. On August 6, 2013, the Company changed its name to Medican Enterprises, Inc. to more accurately reflect its current business operation.

The Company currently has three subsidiaries through which it operates.

Medican Systems, Inc. (“Medican Systems”) is a corporation incorporated under the laws of the Territory of the Yukon under incorporation number 535642 on December 30, 2013. The authorized share structure is an unlimited number of common shares without par value, with 100 common shares issued to our company, making Medican Systems our direct wholly-owned subsidiary.  The primary focus of Medican Systems is to function as a holding company for Canadian based investments, joint ventures and opportunities.

Medican (Delta) Systems, Inc. (“Medican Delta”) is a corporation incorporated under the laws of the Province of British Columbia under incorporation number BC0989867 on December 31, 2013 and is a subsidiary of Medican Systems.  The authorized share structure is an unlimited number of common shares without par value, with 100 common shares issued to Medican Systems. The primary focus of Medican Delta is to pursue opportunities in the medical marijuana industry in and around the city of Delta in British Columbia, Canada.

Canaleaf Systems, Inc. (“CanaLeaf”) is a corporation incorporated under laws of Canada under the Canada Business Corporation Act under incorporation number 883348-6 on March 25, 2014 and is also a subsidiary of Medican Systems.   The authorized share structure is an unlimited number of common shares. CanaLeaf is our principal operating subsidiary.

The consolidated financial statements of the Company have been prepared in accordance with U. S. generally accepted accounting principles. The consolidated financial statements of the Company include the accounts of Medican Enterprises, Inc. and its direct and indirect subsidiaries. All significant intercompany transactions have been eliminated. The following summarizes the more significant of such policies:

(b) Statement of Cash Flows

For purposes of the statement of cash flows, the Company considers all highly liquid debt instruments purchased with a maturity of three months or less to be cash equivalents.

(c) Income Taxes

The Company applies the provisions of Financial Accounting Standards Board Accounting Standard Codification (“ASC”) 740 Income Taxes.  The Standard requires an asset and liability approach for financial accounting and reporting for income taxes, and the recognition of deferred tax assets and liabilities for the temporary differences between the financial reporting basis and tax basis of the Company’s assets and liabilities at enacted tax rates expected to be in effect when such amounts are realized or settled. Due to a loss from inception, the Company has no outstanding tax liability.  At this time the Company has no deferred taxes arising from temporary differences between income for financial reporting and income tax purposes.

The Company classifies tax-related penalties and net interest on income taxes as income tax expense. As of June 30, 2014, no income tax expense had been incurred or accrued.

(d) Net Loss per Common Share

Basic loss per common share is based on the weighted-average number of shares outstanding. Diluted income or loss per share is computed using weighted average number of common shares plus dilutive common share equivalents outstanding during the period using the treasury stock method. There are no common stock equivalents outstanding, thus, basic and diluted income or loss per share calculations are the same.  All per share calculations reflect the effects of the forward stock split.

(e) Impairment of Long-Lived Assets

The Company reviews long-lived assets, at least annually, to determine if impairment has occurred and whether the economic benefit of the asset (fair value for assets to be used and fair value less disposal costs for assets to be disposed of) is expected to be less than the carrying value. Triggering events, which signal further analysis, consist of a significant decrease in the asset’s market value, a substantial change in the use of an asset, a significant physical change in the asset, a significant change in the legal or business climate that could affect the asset, an accumulation of costs significantly in excess of the amount originally expected to acquire or construct the asset, or a history of losses that imply continued losses associated with assets used to generate revenue. The Company has no long-lived assets as of June 30, 2014.

(f) Use of Estimates in Preparation of Financial Statements

The preparation of financial statements in conformity with U. S. generally accepted accounting principles (“US GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(g) Revenue Recognition

The Company shall recognize revenues in accordance with the Securities & Exchange Commission Staff Accounting Bulletin (SAB) number 104, “Revenue Recognition.”  SAB 104 clarifies application of U.S. generally accepted accounting principles to revenue transactions. Accordingly the Company shall recognize revenues when earned which shall be as products or services are delivered to customers. The Company shall also record accounts receivable for revenue earned but not yet collected. An allowance for bad debts shall be provided based on estimated losses. For revenue received in advance of service the Company shall record a current liability as deferred revenue until the earnings process is complete.

(h) Impact of New Accounting Standards

The Company has reviewed all recently issued, but not yet adopted, accounting standards in order to determine their effects, if any, on its results of operation, financial position or cash flows.  Based on that review, the Company believes that none of these pronouncements will have a significant effect on its condensed consolidated financial statements.

In June 2014, the FASB issued ASU 2014-10, Development Stage Entities (Topic 915): Elimination of Certain Financial Reporting Requirements. ASU 2014-10 eliminates the distinction of a development stage entity and certain related disclosure requirements, including the elimination of inception-to-date information on the statements of operations, cash flows and stockholders' equity. The amendments in ASU 2014-10 will be effective prospectively for annual reporting periods beginning after December 15, 2014, and interim periods within those annual periods, however early adoption is permitted. The Company adopted ASU 2014-10 during the quarter ended June 30, 2014, thereby no longer presenting or disclosing any information required by Topic 915.

 (i)   Derivative financial instruments

The Company evaluates all of its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value and is then re-valued at each reporting date, with changes in the fair value reported in the consolidated statements of operations. For stock-based derivative financial instruments, the Company uses a weighted average Black-Scholes-Merton option pricing model to value the derivative instruments at inception and on subsequent valuation dates. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period. Derivative instrument liabilities are classified in the balance sheet as current or non-current based on whether or not net-cash settlement of the derivative instrument could be required within 12 months of the balance sheet date.

(j) Stock Based Compensation

Shares were issued to various employees as compensation for services rendered. During the six months ended June 30, 2014, 60,000 common shares were issued at a value of $95,400.

During the six months ended June 30, 2014, the Company issued 3,230,000 warrants in connection with the share issuances and subscriptions that occurred during the period. The fair value of these warrants was determined to be $6,643,981. All warrants have a term that extends from the date of issuance through June 30, 2015. Accrual of expenses related to these warrants during the six months ending June 30, 2014 amounted to $1,666,952.   The Company also granted 297,832 warrants in connection with convertible note financing and recorded a derivative liability and corresponding debt discount on the convertible note financing in the amount of $195,927. At June 30, 2014, the fair value of the derivative liability had increased to $232,390.